Risk Administration (Tables)	12 Months Ended
Dec. 31, 2025
Risk Administration
Schedule of non-discounted contractual cash flows

As of December 31, 2025	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities (no derivative)
Bank borrowings	164,530,000	56,962,644	69,284,513	34,262,908	3,781,196	3,631,942	167,923,203
Bond payable	1,033,541,990	14,268,045	45,775,823	74,591,702	138,427,412	1,029,230,502	1,302,293,484
Lease liabilities	51,922,649	3,644,995	9,698,119	16,777,506	7,884,512	27,902,464	65,907,596
Deposits for return of bottles and containers	11,987,324	-	11,987,324	-	-	-	11,987,324
Sub-Total	1,261,981,963	74,875,684	136,745,779	125,632,116	150,093,120	1,060,764,908	1,548,111,607
Derivatives
Derivatives not designated as hedges	8,361,749	8,361,215	534	-	-	-	8,361,749
Derivatives designated as hedges	11,196,937	1,316,339	1,360,031	5,367,304	5,352,740	2,676,370	16,072,784
Sub-Total	19,558,686	9,677,554	1,360,565	5,367,304	5,352,740	2,676,370	24,434,533
Total	1,281,540,649	84,553,238	138,106,344	130,999,420	155,445,860	1,063,441,278	1,572,546,140
(*)	See current and non-current book value in Note 7 - Financial Instruments.

As of December 31, 2024	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities (no derivative)
Bank borrowings	207,904,935	27,660,050	22,865,553	80,529,312	104,271,082	4,918,795	240,244,792
Bond payable	1,157,437,074	15,010,590	103,735,572	106,227,041	62,491,195	1,177,559,067	1,465,023,465
Lease liabilities	49,233,868	3,217,880	7,862,529	13,956,205	8,530,907	26,162,114	59,729,635
Deposits for return of bottles and containers	11,772,459	-	11,772,459	-	-	-	11,772,459
Sub-Total	1,426,348,336	45,888,520	146,236,113	200,712,558	175,293,184	1,208,639,976	1,776,770,351
Derivatives
Derivatives not designated as hedges	652,079	652,079	-	-	-	-	652,079
Derivatives designated as hedges	12,667,177	1,359,777	2,833,330	5,526,492	5,541,056	-	15,260,655
Sub-Total	13,319,256	2,011,856	2,833,330	5,526,492	5,541,056	-	15,912,734
Total	1,439,667,592	47,900,376	149,069,443	206,239,050	180,834,240	1,208,639,976	1,792,683,085
(*)	See current and non-current book value in Note 7 - Financial Instruments.